Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Risk of Concentration of Credit, Significant Customers	The following table presents customers that represent
10
% or more of the Company’s total revenue and accounts receivable, net:

	Revenue		Revenue		Accounts Receivable
	Three Months Ended September 30,		Nine Months Ended September 30,		September 30,	December 31,
	2023	2022	2023	2022	2023	2022
Customer A	19%	N/A	12%	N/A	12%	N/A
Customer B	N/A	11%	N/A	11%	N/A	N/A
Customer C	11%	N/A	N/A	N/A	12%	13%
Customer D	N/A	N/A	N/A	N/A	N/A	12%
The following table presents customers that represent 10% or more of the Company’s total revenue and accounts receivable, net:

	Revenue		Accounts Receivable
	Years Ended December 31		December 31,
	2022	2021	2022	2021
Customer A	11%	16%	N/A	N/A
Customer B	N/A	15%	13%	19%
Customer C	N/A	N/A	12%	N/A

Schedule of Cash and Cash Equivalents and Restricted Cash	A reconciliation of the amounts of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amount in the consolidated statements of cash flows is as follows (in thousands):

	December 31,
	2022	2021
Cash and cash equivalents	$7,685	$25,843
Restricted cash included in other long-term assets	338	174

Cash and cash equivalents and restricted cash shown in the statement of cash flows	$8,023	$26,017

Schedule of Summarizes Activity In The Allowance For Doubtful
The following table summarizes activity in the allowance for doubtful accounts:

	Year Ended December 31,
	2022	2021
Balance at beginning of period	$(354)	$(150)
Provision for uncollectible accounts	(436)	(220)
Uncollectible accounts written off	49	16

Balance at end of period	$(741)	$(354)